Stock Options (Narrative) (Details)					1 Months Ended			12 Months Ended
	Dec. 04, 2020 Share $ / shares	Jul. 03, 2020 Share $ / shares	Feb. 12, 2019 Share $ / shares	May 04, 2018 Share $ / shares	Nov. 19, 2020 Share $ / shares	Jan. 30, 2020 Share $ / shares	Nov. 30, 2018 Share $ / shares	Mar. 31, 2021 $ / shares shares	Mar. 31, 2021 USD ($) Share shares	Mar. 31, 2020 $ / shares shares	Mar. 31, 2020 USD ($) Share shares	Mar. 31, 2019 $ / shares	Mar. 31, 2019 USD ($) Share	Mar. 09, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | Share									385,715		344,286		232,857
Weighted average exercise price of share options granted in share-based payment arrangement								$ 21.70		$ 2.59		$ 3.36
Share-based payments | $									$ 2,098,761		$ 308,106		$ 332,741
Weighted average share price								$ 2.65		$ 2.87		$ 3.43
Fixed Stock Option Plan (the "2016 Plan")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares available for issuance in share based arrangement | shares								2,129,999	2,129,999					1,491,541
Rolling Stock Option Plan (the "2019 Plan")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares available for issuance in share based arrangement | shares								874,148	874,148	530,175	530,175
Number of common shares issued upon exercise of stock options | shares									145,537
Number of share options expired in share-based payment arrangement | $									43,571
Directors and officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options expired in share-based payment arrangement					$ 20.00
Number of share options granted in share-based payment arrangement | Share			85,714		300,000	235,714
Number of share options granted in share-based payment arrangement per person | Share					100,000
Weighted average exercise price of share options granted in share-based payment arrangement			$ 3.50			$ 2.59
Description of maximum term of options granted for share-based payment arrangement			five years		5 years	five years
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | Share		51,429	7,143	18,570		83,572
Weighted average exercise price of share options granted in share-based payment arrangement		$ 4.90	$ 3.50	$ 3.50		$ 2.59
Description of maximum term of options granted for share-based payment arrangement		5 years	five years	five years		five years
Consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | Share						17,857
Weighted average exercise price of share options granted in share-based payment arrangement						$ 2.59
Description of maximum term of options granted for share-based payment arrangement						two years
Consultant IR provider
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | Share		14,286				7,143
Weighted average exercise price of share options granted in share-based payment arrangement		$ 4.90				$ 2.59
Description of maximum term of options granted for share-based payment arrangement		2 years				two years
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options expired in share-based payment arrangement	$ 20.00
Number of share options granted in share-based payment arrangement | Share	20,000			71,430
Number of share options granted in share-based payment arrangement per person | Share	5,000
Weighted average exercise price of share options granted in share-based payment arrangement				$ 3.50
Description of maximum term of options granted for share-based payment arrangement	5 years			five years
Chief Financial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | Share							50,000
Weighted average exercise price of share options granted in share-based payment arrangement							$ 3.01
Description of maximum term of options granted for share-based payment arrangement							5 years
After 3 months, 6 months, 9 months, and 12 months | Directors and officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options						25.00%
After 3 months, 6 months, 9 months, and 12 months | Consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options						25.00%
After 3 months, 6 months, 9 months, and 12 months | Consultant IR provider
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options		25.00%				25.00%
After 4 months | Directors and officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options			25.00%		25.00%
After 4 months | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options		25.00%	25.00%	25.00%		25.00%
After 4 months | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options				25.00%
After 4 months | Chief Financial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options							25.00%
After 6 months, 9 months, and 12 months | Directors and officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options			25.00%
After 6 months, 9 months, and 12 months | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options				25.00%
After year one, two and three | Directors and officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options					25.00%
After year one, two and three | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options		25.00%	25.00%	25.00%		25.00%
After year 1 | Chief Financial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options							25.00%
After year 2 | Chief Financial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options							50.00%